Consolidated Statements of Income or Loss $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / EquityInstruments	Dec. 31, 2023 MXN ($) $ / EquityInstruments	Dec. 31, 2022 MXN ($) $ / EquityInstruments
Consolidated Statements of Income or Loss
Revenues	$ 62,260,864	$ 66,222,836	$ 68,615,768
Cost of revenues	(41,117,033)	(43,297,440)	(43,357,747)
Selling expenses	(8,815,211)	(8,848,181)	(9,155,448)
Administrative expenses	(10,592,581)	(11,305,619)	(11,341,657)
Income before other expense	1,736,039	2,771,596	4,760,916
Other expense, net	(4,554,900)	(913,801)	(1,023,169)
Operating (loss) income	(2,818,861)	1,857,795	3,737,747
Finance expense	(8,812,754)	(8,026,093)	(11,385,381)
Finance income	4,117,583	3,180,192	2,129,011
Finance expense, net	(4,695,171)	(4,845,901)	(9,256,370)
Share of loss of associates and joint ventures, net	(182,577)	(4,086,628)	(7,378,249)
Loss before income taxes	(7,696,609)	(7,074,734)	(12,896,872)
Income tax (expense) benefit	(688,587)	(2,360,634)	1,352,889
Net loss from continuing operations	(8,385,196)	(9,435,368)	(11,543,983)
Income from discontinued operations, net	56,816	628,116	56,827,807
Net (loss) income	(8,328,380)	(8,807,252)	45,283,824
Net (loss) income attributable to:
Stockholders of the Company	(8,265,520)	(8,422,730)	44,712,180
Non-controlling interests	(62,860)	(384,522)	571,644
Net (loss) income	$ (8,328,380)	$ (8,807,252)	$ 45,283,824
Basic (loss) earnings per CPO attributable to stockholders of the Company:
Continuing operations | $ / EquityInstruments	(3.06)	(3.24)	(4.28)
Discontinued operations | $ / EquityInstruments	0.02	0.23	20.08
Total | $ / EquityInstruments	(3.04)	(3.01)	15.8
Diluted (loss) earnings per CPO attributable to stockholders of the Company:
Continuing operations | $ / EquityInstruments	(3.06)	(3.24)	(4.28)
Discontinued operations | $ / EquityInstruments	0.02	0.23	20.08
Total | $ / EquityInstruments	(3.04)	(3.01)	15.8